Financial Risk Management - Summary of the Debt-to-capital Ratio of the Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Debt Capital Ratio [line items]
Debt	$ 28,147	$ 59,808
Less: cash and cash equivalents and restricted cash	(277,951)	(514,447)
Total equity attributable to the Company	1,170,454	1,415,650
Capital Risk Management [member]
Disclosure of Debt Capital Ratio [line items]
Debt	4,007,580	3,752,113
Less: cash and cash equivalents and restricted cash	(277,951)	(514,447)
Total net debt	3,729,629	3,237,666
Total equity attributable to the Company	1,155,587	1,415,650
Total Capital	$ 4,885,216	$ 4,653,316
Net debt-to-capital ratio	76.00%	68.00%